Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Disclosure of operating segments
Information about our reportable segments for the six months ended June 30, 2025 and 2024 is as follows:
For the six months ended June 30, 2025

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$54,800	$213,340	$176,069	$444,209	$—	$444,209
Vessel operating costs	(18,196)	(58,222)	(62,921)	(139,339)	—	(139,339)
Voyage expenses	(4,067)	(9,012)	(4,166)	(17,245)	—	(17,245)
Depreciation - owned or sale and leaseback vessels	(10,879)	(39,808)	(39,320)	(90,007)	—	(90,007)
General and administrative expenses	(721)	(1,913)	(2,439)	(5,073)	(53,053)	(58,126)
Financial expenses	—	—	—	—	(40,926)	(40,926)
Financial income	—	—	—	—	9,214	9,214
Share of income from dual fuel tanker joint venture	—	—	—	—	1,808	1,808
Dividend income and fair value gain on financial assets measured at fair value through profit or loss	—	—	—	—	20,622	20,622
Other income and (expenses), net	—	—	—	—	1,512	1,512
Segment income / (loss)	$20,937	$104,385	$67,223	$192,545	$(60,823)	$131,722

For the six months ended June 30, 2024

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$78,214	$345,271	$348,511	$771,996	$—	$771,996
Vessel operating costs	(18,388)	(62,233)	(76,771)	(157,392)	—	(157,392)
Voyage expenses	(2,259)	(4,435)	(2,068)	(8,762)	—	(8,762)
Depreciation - owned or sale and leaseback vessels	(9,880)	(39,883)	(44,824)	(94,587)	—	(94,587)
General and administrative expenses	(684)	(1,934)	(2,802)	(5,420)	(61,777)	(67,197)
Gain on sales of vessels	—	—	54,655	54,655	—	54,655
Financial expenses	—	—	—	—	(70,321)	(70,321)
Financial income	—	—	—	—	10,118	10,118
Share of income from dual fuel tanker joint venture	—	—	—	—	2,846	2,846
Other income and (expenses), net	—	—	—	—	156	156
Segment income / (loss)	$47,003	$236,786	$276,701	$560,490	$(118,978)	$441,512